Other receivables (Tables)	12 Months Ended
Mar. 31, 2021
Other receivables
Summary of other receivables

	As of March 31,
	2021	2020
Redemption of fund	$5,563,191	$—
Escrow deposit for IPO guarantee	150,001	—
Total	$5,713,192	$—